Related parties - Disclosure of Amounts Incurred by Entity Provision of Key Management Personnel Services (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Personnel Expenses | Directors’ and officers’ compensation
Disclosure of amount incurred by entity for provision of key management personnel services [line items]
Amount incurred by entity for provision of key management personnel services	$ (5,705)	$ (2,784)	$ (2,582)